Net Finance Costs - Summary of Net Finance Costs (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Net Finance Costs [Line Items]
Interest capitalised	5.21%	5.97%	6.82%
Tax relief for capitalised interest	$ 216	$ 179	$ 159